Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	$ 9,020,813
Exploration and evaluation assets and mining data	69,810,603	18,455,306
Patents	615,103	602,867
Other intangible assets	299,101	92,096
Property and equipment	6,000,357	884,322
Right-of-use assets	1,693,512	352,307
Total non-current assets	87,439,489	20,386,898
Current assets
Inventories	100,780	49,736
Trade and other receivables	5,330,457	6,005,207
Subscription receivable		50,000,000
Cash and cash equivalents	49,391,627	20,535,210
Total current assets	54,822,864	76,590,153
Total assets	142,262,353	96,977,051
Equity
Share capital	7,828	3,101
Share premium	178,686,328	25,436,656
Shared based payment reserve	265,558,785	25,483,348
Warrant reserves	15,017,257
Other reserves	(6,814,302)	(15,495,254)
Foreign currency translation reserve	77,933	115,864
Redemption reserve	280,808	280,808
Accumulated deficit	(408,165,162)	(44,290,602)
Total Shareholders’ equity (deficit)	44,649,475	(8,466,079)
Non-controlling interests	83,664,052	84,452,884
Total equity	128,313,527	75,986,805
Non-current liabilities
Lease liabilities	1,185,145	290,576
Long term asset retirement obligation provision		303,000
Contingent consideration		3,689,755
Total non-current liabilities	1,185,145	4,283,331
Current liabilities
Lease liabilities	602,557	105,304
Trade and other payables	8,335,464	16,601,611
Related party payables	132,048
Contingent consideration	3,693,612
Total current liabilities	12,763,681	16,706,915
Total liabilities	13,948,826	20,990,246
Total equity and liabilities	$ 142,262,353	$ 96,977,051